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Seller:

Deal ID:

Total Loan Count: 3

Loan Number	Finding #	Last Name	Note Date	Audit Category	Audit Issue	Finding ID	Exception Finding	Remediation Status	Exception Rebuttal	Exception Response	Status Comment	Initial Findings Grade	Final Findings Grade	Initial Loan Grade	Final Loan Grade
XXXX	1 of 3	XXXX	XX/XX/XXXX	Compliance	TRID CD - Calculating Cash to Close LE column	XXXX	The Cash to Close on the CCTC table on page 3 of the PCCD issued on, XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on XX/XX/XXXX.	Resolved	Rebuttal 1 (02/18/2020 10:27AM) PCCD Provided.	Response 1 (02/18/2020 10:28AM) The PCCD provided is sufficient to cure the exception. (Resolved)		2	1	2	1
XXXX	2 of 3	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.					1	1	2	1
XXXX	3 of 3	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.					1	1	2	1
XXXX	1 of 4	XXXX	XX/XX/XXXX	Compliance	QM - Rebuttable Presumption (HPML)	XXXX	The loan qualifies for QM-Rebuttable Presumption. The loan exceeds the HPML APR threshold as follows: The loan has an APR of XXXX%. The APR threshold to qualify for a safe harbor is XXXX%. The date used for rate set is XX/XX/XXXX. The loan is a Higher-Priced Covered Transaction subject to QM-Rebuttable Presumption. Truth in Lending Act (Regulation Z) 12 CFR 1026.43(e)(1)(ii) The loan is a compliant HPML. Escrow, prepayment, and appraisal requirements have been met.					2	2	2	2
XXXX	2 of 4	XXXX	XX/XX/XXXX	Compliance	TRID CD - Transaction Information / Borrower Info (Name/Address)	XXXX	The PCCD issued on XX/XX/XXXX does not reflect the correct Borrower address when compared to the Note. Truth in Lending Act (Regulation Z) 12 CFR 1026.38(a)(4)(i)	Resolved	Rebuttal 1 (02/21/2020 1:54PM) PCCD provided	Response 1 (02/21/2020 1:58PM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	2	2
XXXX	3 of 4	XXXX	XX/XX/XXXX	Credit	The loan meets all applicable credit guidelines	XXXX	The loan meets all applicable credit guidelines.					1	1	2	2
XXXX	4 of 4	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.					1	1	2	2
XXXX	1 of 6	XXXX	XX/XX/XXXX	Compliance	HPML - Escrow Account	XXXX	HPML Testing Cited (Meets Lender Requirements). This loan failed the higher-priced mortgage loan test. (12 CFR § 1026.35(a)(1). Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. The loan has an APR of, XXXX%, which exceeds the APR threshold of, XXXX%, by XXXX%. The loan is a compliant HPML. Escrow, prepayment and appraisal requirements have been met.					2	2	3	2
XXXX	2 of 6	XXXX	XX/XX/XXXX	Compliance	TRID CD - Calculating Cash to Close LE column	XXXX	The Cash to Close on the CCTC table on page 3 of the CD issued on, XX/XX/XXXX in the LE column does not match the Estimated Cash to Close on the CCTC table (page 2) of the revised LE issued on, XX/XX/XXXX.	Resolved	Rebuttal 1 (02/21/2020 2:08PM) PCCD provided	Response 1 (02/21/2020 2:09PM) The documentation provided is sufficient to cure the finding. (Resolved)		2	1	3	2
XXXX	3 of 6	XXXX	XX/XX/XXXX	Compliance	TRID CD - Settlement Agent License	XXXX	The license number is missing for the Settlement Agent Individual Contact on the last revised CD issued on, XX/XX/XXXX. Truth in Lending Act (Regulation Z)12 CFR 1026.38(r)(3), (5).	Resolved	Rebuttal 1 (02/26/2020 3:15PM) PCCD provided	Response 1 (02/26/2020 3:16PM) The PCCD provided contains the settlement agents contact license number. The document is sufficient to cure the exception. (Resolved)		2	1	3	2
XXXX	4 of 6	XXXX	XX/XX/XXXX	Compliance	TRID Tolerance - 10% Tolerance Violation (No COC - Date Indeterminable)	XXXX
This loan failed the charges that in total cannot increase more than XX% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than XX% ($XXXX) exceed the comparable charges ($XXXX) by more than XX%. Although the increase may be valid, because a COC was not provided, auditor is unable to determine if the revised CD issued on, XX/XX/XXXX, was disclosed within XXXX business days of the change. Therefore, the increase to the following fees was not accepted: Recording Fee. If curing the violation with a refund, the following documents are required: LOE to consumer(s), PCCD, and copy of the refund. A cost to cure in the amount of $XXXX is required.
								Resolved	Rebuttal 1 (02/21/2020 2:06PM) PCCD provided	Response 1 (02/21/2020 2:07PM) The documentation provided is sufficient to cure the finding. (Resolved)		3	1	3	2
XXXX	5 of 6	XXXX	XX/XX/XXXX	Credit	Contract - Missing Signature(s)	XXXX	The Sales Contract has not been properly executed by all parties. The purchase agreement contained in the loan file does not reflect the seller signature. In addition, seller paid closing costs of $XXXX are not identified; however, are reflected on the closing disclosure.	Resolved	Rebuttal 1 (02/24/2020 1:31PM) Sales Contract provided.	Response 1 (02/24/2020 1:00PM) An executed purchase contract with inclusion the $XXXX IPCs are sufficient to clear the finding.		2	1	3	2
XXXX	6 of 6	XXXX	XX/XX/XXXX	Valuation	Value is supported within 15% of original appraisal amount	XXXX	The appraised value was supported within XX% and all applicable appraisal guidelines were satisfied. CDA in file supports value.					1	1	3	2